                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


1.       Name and address of issuer:

         The Galaxy VIP Fund
         4400 Computer Drive
         Westborough, MA  01581-5108

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.       Investment Company Act File Number:  811-6726

         Securities Act File Number:  33-49290

4.       (a)      Last day of fiscal year for which this Form is filed:
                  December 31, 2000

         (b) [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

         (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:



         (i)      Aggregate sale price of securities sold during the fiscal
                  year pursuant to section 24(f):                                              $30,689*

        (ii)      Aggregate price of securities redeemed or repurchased
                  during the fiscal year:                                                      $     0*

       (iii)      Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to
                  reduce registration fees payable to the Commission:                          $     0*

        (iv)      Total available redemption credits [add Items 5(ii) and 5(iii)]:             $     0*

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                                        $30,689*

        (vi)      Redemption credits available for use in future years
                  - if Item 5(i) is less than Item 5(iv) [subtract Item
                  5(iv) from Item 5(i)]:                                                       $     0*






       (vii)      Multiplier for determining registration fee:                                x.000250

      (viii)      Registration fee due [multiply Item 5(v) by Item 5(vii)]:                  = $  7.67*

6.       Prepaid Shares

                   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                   N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.          Interest due - if this Form is being filed more than 90 days after the end
            of the issuer's fiscal year:                                                     + $     0*

8.          Total of the amount of the registration fee due plus any interest due
            [line 5(viii) plus line 7]:                                                      = $  7.67*


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
            March 20, 2001.

            Method of Delivery:

            [X]   Wire Transfer
            [ ]   Mail or other mean

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* Excludes shares that were sold or issued to unmanaged separate accounts that offer interests therein that are registered under the Securities Act of 1933 and on which a filing fee has been or will be paid.

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By       /s/ William Greilich
         ---------------------
         William Greilich
         Vice President

Date     March 20, 2001


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